Product Sales year-on-year analysis: H1 2026 (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Product sales
Product Sales	$ 14,510	$ 13,795	$ 28,896	$ 26,670
Actual %, year-on-year	5.00%		8.00%
CER %, year-on-year	4.00%		5.00%
US
Product sales
Product Sales	$ 6,026		$ 11,704
Actual %, year-on-year	3.00%		6.00%
Emerging Markets
Product sales
Product Sales	$ 3,860		$ 8,178
Actual %, year-on-year	4.00%		8.00%
CER %, year-on-year			3.00%
Europe
Product sales
Product Sales	$ 3,280		$ 6,487
Actual %, year-on-year	11.00%		16.00%
CER %, year-on-year	7.00%		7.00%
Established RoW
Product sales
Product Sales	$ 1,344		$ 2,527
Actual %, year-on-year	4.00%		4.00%
CER %, year-on-year	9.00%		6.00%
Total Oncology
Product sales
Product Sales	$ 6,713		$ 12,948
Actual %, year-on-year	15.00%		17.00%
CER %, year-on-year	13.00%		14.00%
Total Oncology | US
Product sales
Product Sales	$ 3,163		$ 5,951
Actual %, year-on-year	14.00%		15.00%
Total Oncology | Emerging Markets
Product sales
Product Sales	$ 1,522		$ 3,043
Actual %, year-on-year	16.00%		16.00%
CER %, year-on-year	12.00%		11.00%
Total Oncology | Europe
Product sales
Product Sales	$ 1,408		$ 2,786
Actual %, year-on-year	19.00%		26.00%
CER %, year-on-year	14.00%		16.00%
Total Oncology | Established RoW
Product sales
Product Sales	$ 620		$ 1,168
Actual %, year-on-year	5.00%		9.00%
CER %, year-on-year	10.00%		11.00%
Tagrisso
Product sales
Product Sales	$ 1,941		$ 3,775
Actual %, year-on-year	7.00%		8.00%
CER %, year-on-year	6.00%		6.00%
Tagrisso | US
Product sales
Product Sales	$ 845		$ 1,579
Actual %, year-on-year	11.00%		10.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	$ 512		$ 1,048
Actual %, year-on-year	5.00%		4.00%
CER %, year-on-year	1.00%
Tagrisso | Europe
Product sales
Product Sales	$ 383		$ 769
Actual %, year-on-year	9.00%		17.00%
CER %, year-on-year	4.00%		8.00%
Tagrisso | Established RoW
Product sales
Product Sales	$ 201		$ 379
Actual %, year-on-year	(3.00%)		(1.00%)
CER %, year-on-year	2.00%		2.00%
Imfinzi
Product sales
Product Sales	$ 1,854		$ 3,548
Actual %, year-on-year	27.00%		31.00%
CER %, year-on-year	27.00%		29.00%
Imfinzi | US
Product sales
Product Sales	$ 1,054		$ 2,008
Actual %, year-on-year	25.00%		28.00%
Imfinzi | Emerging Markets
Product sales
Product Sales	$ 211		$ 398
Actual %, year-on-year	39.00%		35.00%
CER %, year-on-year	36.00%		32.00%
Imfinzi | Europe
Product sales
Product Sales	$ 398		$ 781
Actual %, year-on-year	39.00%		45.00%
CER %, year-on-year	34.00%		34.00%
Imfinzi | Established RoW
Product sales
Product Sales	$ 191		$ 361
Actual %, year-on-year	10.00%		15.00%
CER %, year-on-year	17.00%		20.00%
Calquence
Product sales
Product Sales	$ 1,022		$ 1,944
Actual %, year-on-year	17.00%		19.00%
CER %, year-on-year	16.00%		16.00%
Calquence | US
Product sales
Product Sales	$ 687		$ 1,286
Actual %, year-on-year	18.00%		18.00%
Calquence | Emerging Markets
Product sales
Product Sales	$ 67		$ 137
Actual %, year-on-year	36.00%		33.00%
CER %, year-on-year	30.00%		26.00%
Calquence | Europe
Product sales
Product Sales	$ 225		$ 442
Actual %, year-on-year	13.00%		20.00%
CER %, year-on-year	9.00%		11.00%
Calquence | Established RoW
Product sales
Product Sales	$ 43		$ 79
Actual %, year-on-year	3.00%		9.00%
CER %, year-on-year	3.00%		7.00%
Lynparza
Product sales
Product Sales	$ 829		$ 1,610
Actual %, year-on-year	(1.00%)		3.00%
CER %, year-on-year	(3.00%)		(1.00%)
Lynparza | US
Product sales
Product Sales	$ 351		$ 659
Actual %, year-on-year	(7.00%)		(4.00%)
Lynparza | Emerging Markets
Product sales
Product Sales	$ 170		$ 343
Actual %, year-on-year	4.00%		6.00%
CER %, year-on-year	(2.00%)		(1.00%)
Lynparza | Europe
Product sales
Product Sales	$ 240		$ 480
Actual %, year-on-year	5.00%		13.00%
CER %, year-on-year	1.00%		4.00%
Lynparza | Established RoW
Product sales
Product Sales	$ 68		$ 128
Actual %, year-on-year	(2.00%)		1.00%
CER %, year-on-year	3.00%		3.00%
Enhertu
Product sales
Product Sales	$ 338		$ 662
Actual %, year-on-year	47.00%		55.00%
CER %, year-on-year	44.00%		49.00%
Enhertu | Emerging Markets
Product sales
Product Sales	$ 223		$ 440
Actual %, year-on-year	43.00%		51.00%
CER %, year-on-year	41.00%		47.00%
Enhertu | Europe
Product sales
Product Sales	$ 68		$ 132
Actual %, year-on-year	34.00%		41.00%
CER %, year-on-year	28.00%		28.00%
Enhertu | Established RoW
Product sales
Product Sales	$ 47		$ 90
CER %, year-on-year	98.00%
Zoladex
Product sales
Product Sales	$ 304		$ 607
Actual %, year-on-year	7.00%		7.00%
CER %, year-on-year	2.00%		2.00%
Zoladex | US
Product sales
Product Sales	$ 5		$ 9
Actual %, year-on-year	10.00%		4.00%
Zoladex | Emerging Markets
Product sales
Product Sales	$ 239		$ 480
Actual %, year-on-year	9.00%		9.00%
CER %, year-on-year	4.00%		4.00%
Zoladex | Europe
Product sales
Product Sales	$ 42		$ 81
Actual %, year-on-year	10.00%		13.00%
CER %, year-on-year	5.00%		5.00%
Zoladex | Established RoW
Product sales
Product Sales	$ 18		$ 37
Actual %, year-on-year	(23.00%)		(16.00%)
CER %, year-on-year	(24.00%)		(18.00%)
Truqap
Product sales
Product Sales	$ 233		$ 431
Actual %, year-on-year	37.00%		43.00%
CER %, year-on-year	37.00%		41.00%
Truqap | US
Product sales
Product Sales	$ 168		$ 306
Actual %, year-on-year	18.00%		21.00%
Truqap | Emerging Markets
Product sales
Product Sales	$ 17		$ 35
Truqap | Europe
Product sales
Product Sales	34		65
Truqap | Established RoW
Product sales
Product Sales	$ 14		$ 25
Actual %, year-on-year	77.00%		98.00%
CER %, year-on-year	85.00%
Imjudo
Product sales
Product Sales	$ 83		$ 160
Actual %, year-on-year	(7.00%)		(6.00%)
CER %, year-on-year	(7.00%)		(7.00%)
Imjudo | US
Product sales
Product Sales	$ 51		$ 100
Actual %, year-on-year	(11.00%)		10.00%
Imjudo | Emerging Markets
Product sales
Product Sales	$ 7		$ 13
Actual %, year-on-year	(3.00%)		9.00%
CER %, year-on-year	(3.00%)		8.00%
Imjudo | Europe
Product sales
Product Sales	$ 14		$ 28
Actual %, year-on-year	25.00%		22.00%
CER %, year-on-year	20.00%		13.00%
Imjudo | Established RoW
Product sales
Product Sales	$ 11		$ 19
Actual %, year-on-year	(21.00%)		(22.00%)
CER %, year-on-year	(16.00%)		(19.00%)
Datroway
Product sales
Product Sales	$ 4		$ 5
Datroway | Emerging Markets
Product sales
Product Sales	4		5
Etcamah
Product sales
Product Sales	3		3
Etcamah | Emerging Markets
Product sales
Product Sales	3		3
Other Oncology
Product sales
Product Sales	$ 102		$ 203
Actual %, year-on-year	(4.00%)		(6.00%)
CER %, year-on-year	(5.00%)		(8.00%)
Other Oncology | US
Product sales
Product Sales	$ 2		$ 4
Actual %, year-on-year	58.00%		(1.00%)
Other Oncology | Emerging Markets
Product sales
Product Sales	$ 69		$ 141
Actual %, year-on-year	(2.00%)		(3.00%)
CER %, year-on-year	(5.00%)		(6.00%)
Other Oncology | Europe
Product sales
Product Sales	$ 4		$ 8
Actual %, year-on-year	(15.00%)		(19.00%)
CER %, year-on-year	(28.00%)		(30.00%)
Other Oncology | Established RoW
Product sales
Product Sales	$ 27		$ 50
Actual %, year-on-year	(11.00%)		(12.00%)
CER %, year-on-year	(3.00%)		(7.00%)
BioPharmaceuticals: total CVRM
Product sales
Product Sales	$ 2,771		$ 6,011
Actual %, year-on-year	(15.00%)		(8.00%)
CER %, year-on-year	(18.00%)		(12.00%)
BioPharmaceuticals: total CVRM | US
Product sales
Product Sales	$ 375		$ 968
Actual %, year-on-year	(44.00%)		(28.00%)
BioPharmaceuticals: total CVRM | Emerging Markets
Product sales
Product Sales	$ 1,346		$ 2,998
Actual %, year-on-year	(11.00%)		(2.00%)
CER %, year-on-year	(15.00%)		(7.00%)
BioPharmaceuticals: total CVRM | Europe
Product sales
Product Sales	$ 887		$ 1,756
Actual %, year-on-year			3.00%
CER %, year-on-year	(4.00%)		(5.00%)
BioPharmaceuticals: total CVRM | Established RoW
Product sales
Product Sales	$ 163		$ 289
Actual %, year-on-year	(16.00%)		(27.00%)
CER %, year-on-year	(12.00%)		(25.00%)
Farxiga
Product sales
Product Sales	$ 1,804		$ 3,997
Actual %, year-on-year	(16.00%)		(5.00%)
CER %, year-on-year	(19.00%)		(11.00%)
Farxiga | US
Product sales
Product Sales	$ 219		$ 668
Actual %, year-on-year	(48.00%)		(17.00%)
Farxiga | Emerging Markets
Product sales
Product Sales	$ 694		$ 1,618
Actual %, year-on-year	(19.00%)		(6.00%)
CER %, year-on-year	(24.00%)		(13.00%)
Farxiga | Europe
Product sales
Product Sales	$ 808		$ 1,586
Actual %, year-on-year	6.00%		10.00%
CER %, year-on-year	1.00%		1.00%
Farxiga | Established RoW
Product sales
Product Sales	$ 83		$ 125
Actual %, year-on-year	(22.00%)		(45.00%)
CER %, year-on-year	(19.00%)		(45.00%)
Crestor
Product sales
Product Sales	$ 331		$ 685
Actual %, year-on-year	4.00%		8.00%
CER %, year-on-year	1.00%		4.00%
Crestor | US
Product sales
Product Sales	$ 10		$ 18
Actual %, year-on-year	(18.00%)		(23.00%)
Crestor | Emerging Markets
Product sales
Product Sales	$ 299		$ 612
Actual %, year-on-year	9.00%		12.00%
CER %, year-on-year	5.00%		8.00%
Crestor | Europe
Product sales
Product Sales			$ 1
CER %, year-on-year			80.00%
Crestor | Established RoW
Product sales
Product Sales	$ 22		$ 54
Actual %, year-on-year	(31.00%)		(16.00%)
CER %, year-on-year	(27.00%)		(13.00%)
Brilinta
Product sales
Product Sales	$ 80		$ 186
Actual %, year-on-year	(62.00%)		(64.00%)
CER %, year-on-year	(63.00%)		(66.00%)
Brilinta | US
Product sales
Product Sales	$ 2		$ 16
Actual %, year-on-year	(98.00%)		(94.00%)
Brilinta | Emerging Markets
Product sales
Product Sales	$ 66		$ 142
Actual %, year-on-year	5.00%		4.00%
CER %, year-on-year	3.00%
Brilinta | Europe
Product sales
Product Sales	$ 11		$ 24
Actual %, year-on-year	(79.00%)		(78.00%)
CER %, year-on-year	(80.00%)		(80.00%)
Brilinta | Established RoW
Product sales
Product Sales	$ 1		$ 4
Actual %, year-on-year	(31.00%)		(35.00%)
CER %, year-on-year	(17.00%)		(33.00%)
Lokelma
Product sales
Product Sales	$ 221		$ 419
Actual %, year-on-year	26.00%		28.00%
CER %, year-on-year	26.00%		26.00%
Lokelma | US
Product sales
Product Sales	$ 85		$ 164
Actual %, year-on-year	13.00%		14.00%
Lokelma | Emerging Markets
Product sales
Product Sales	$ 48		$ 93
Actual %, year-on-year	47.00%		47.00%
CER %, year-on-year	40.00%		41.00%
Lokelma | Europe
Product sales
Product Sales	$ 47		$ 87
Actual %, year-on-year	54.00%		56.00%
CER %, year-on-year	46.00%		44.00%
Lokelma | Established RoW
Product sales
Product Sales	$ 41		$ 75
Actual %, year-on-year	12.00%		17.00%
CER %, year-on-year	22.00%		23.00%
Seloken
Product sales
Product Sales	$ 157		$ 337
Actual %, year-on-year	6.00%		9.00%
CER %, year-on-year	2.00%		5.00%
Seloken | Emerging Markets
Product sales
Product Sales	$ 153		$ 326
Actual %, year-on-year	6.00%		9.00%
CER %, year-on-year	2.00%		5.00%
Seloken | Europe
Product sales
Product Sales	$ 3		$ 9
Actual %, year-on-year	(1.00%)		5.00%
CER %, year-on-year	(3.00%)		5.00%
Seloken | Established RoW
Product sales
Product Sales	$ 1		$ 2
Actual %, year-on-year	12.00%		(1.00%)
CER %, year-on-year	4.00%		(8.00%)
roxadustat
Product sales
Product Sales	$ 14		$ 57
Actual %, year-on-year	(81.00%)		(62.00%)
CER %, year-on-year	(82.00%)		(64.00%)
roxadustat | Emerging Markets
Product sales
Product Sales	$ 14		$ 57
Actual %, year-on-year	(81.00%)		(62.00%)
CER %, year-on-year	(82.00%)		(64.00%)
Wainua
Product sales
Product Sales	$ 70		$ 121
Actual %, year-on-year	58.00%		44.00%
CER %, year-on-year	58.00%		44.00%
Wainua | US
Product sales
Product Sales	$ 64		$ 109
Actual %, year-on-year	50.00%		33.00%
Wainua | Emerging Markets
Product sales
Product Sales	$ 1		$ 4
Wainua | Europe
Product sales
Product Sales	4		7
Wainua | Established RoW
Product sales
Product Sales	1		1
Baxfendy
Product sales
Product Sales	3		3
Baxfendy | US
Product sales
Product Sales	2		2
Baxfendy | Emerging Markets
Product sales
Product Sales	1		1
Other CVRM
Product sales
Product Sales	$ 91		$ 206
Actual %, year-on-year	(34.00%)		(25.00%)
CER %, year-on-year	(35.00%)		(28.00%)
Other CVRM | US
Product sales
Product sales net of reversals	$ (7)		$ (9)
Other CVRM | Emerging Markets
Product sales
Product Sales	$ 70		$ 145
Actual %, year-on-year	5.00%		5.00%
CER %, year-on-year	2.00%		1.00%
Other CVRM | Europe
Product sales
Product Sales	$ 14		$ 42
Actual %, year-on-year	(64.00%)		(45.00%)
CER %, year-on-year	(64.00%)		(49.00%)
Other CVRM | Established RoW
Product sales
Product Sales	$ 14		$ 28
Actual %, year-on-year	(20.00%)		(14.00%)
CER %, year-on-year	(14.00%)		(11.00%)
BioPharmaceuticals: total Respiratory & Immunology
Product sales
Product Sales	$ 2,207		$ 4,357
Actual %, year-on-year	11.00%		11.00%
CER %, year-on-year	9.00%		8.00%
BioPharmaceuticals: total Respiratory & Immunology | US
Product sales
Product Sales	$ 982		$ 1,862
Actual %, year-on-year			1.00%
BioPharmaceuticals: total Respiratory & Immunology | Emerging Markets
Product sales
Product Sales	$ 490		$ 1,055
Actual %, year-on-year	29.00%		16.00%
CER %, year-on-year	24.00%		11.00%
BioPharmaceuticals: total Respiratory & Immunology | Europe
Product sales
Product Sales	$ 509		$ 1,007
Actual %, year-on-year	21.00%		26.00%
CER %, year-on-year	16.00%		17.00%
BioPharmaceuticals: total Respiratory & Immunology | Established RoW
Product sales
Product Sales	$ 226		$ 433
Actual %, year-on-year	9.00%		13.00%
CER %, year-on-year	11.00%		13.00%
Symbicort
Product sales
Product Sales	$ 671		$ 1,418
Actual %, year-on-year	(6.00%)		(1.00%)
CER %, year-on-year	(8.00%)		(4.00%)
Symbicort | US
Product sales
Product Sales	$ 254		$ 545
Actual %, year-on-year	(20.00%)		(9.00%)
Symbicort | Emerging Markets
Product sales
Product Sales	$ 191		$ 417
Actual %, year-on-year	14.00%		4.00%
CER %, year-on-year	10.00%
Symbicort | Europe
Product sales
Product Sales	$ 145		$ 296
Actual %, year-on-year	6.00%		9.00%
CER %, year-on-year	2.00%		1.00%
Symbicort | Established RoW
Product sales
Product Sales	$ 81		$ 160
Actual %, year-on-year	(12.00%)		(5.00%)
CER %, year-on-year	(14.00%)		(8.00%)
Fasenra
Product sales
Product Sales	$ 570		$ 1,053
Actual %, year-on-year	14.00%		14.00%
CER %, year-on-year	13.00%		12.00%
Fasenra | US
Product sales
Product Sales	$ 338		$ 594
Actual %, year-on-year	10.00%		7.00%
Fasenra | Emerging Markets
Product sales
Product Sales	$ 46		$ 92
Actual %, year-on-year	81.00%		75.00%
CER %, year-on-year	75.00%		69.00%
Fasenra | Europe
Product sales
Product Sales	$ 129		$ 258
Actual %, year-on-year	3.00%		13.00%
CER %, year-on-year	(1.00%)		4.00%
Fasenra | Established RoW
Product sales
Product Sales	$ 57		$ 109
Actual %, year-on-year	29.00%		31.00%
CER %, year-on-year	34.00%		33.00%
Breztri
Product sales
Product Sales	$ 346		$ 699
Actual %, year-on-year	22.00%		20.00%
CER %, year-on-year	20.00%		17.00%
Breztri | US
Product sales
Product Sales	$ 161		$ 309
Actual %, year-on-year	9.00%		5.00%
Breztri | Emerging Markets
Product sales
Product Sales	$ 93		$ 208
Actual %, year-on-year	43.00%		34.00%
CER %, year-on-year	35.00%		27.00%
Breztri | Europe
Product sales
Product Sales	$ 62		$ 127
Actual %, year-on-year	36.00%		45.00%
CER %, year-on-year	31.00%		34.00%
Breztri | Established RoW
Product sales
Product Sales	$ 30		$ 55
Actual %, year-on-year	23.00%		24.00%
CER %, year-on-year	26.00%		24.00%
Tezspire
Product sales
Product Sales	$ 172		$ 321
Actual %, year-on-year	54.00%		62.00%
CER %, year-on-year	51.00%		54.00%
Tezspire | Emerging Markets
Product sales
Product Sales	$ 24		$ 44
Tezspire | Europe
Product sales
Product Sales	$ 107		$ 202
Actual %, year-on-year	49.00%		57.00%
CER %, year-on-year	42.00%		46.00%
Tezspire | Established RoW
Product sales
Product Sales	$ 41		$ 75
Actual %, year-on-year	33.00%		39.00%
CER %, year-on-year	41.00%		43.00%
Saphnelo
Product sales
Product Sales	$ 209		$ 380
Actual %, year-on-year	25.00%		25.00%
CER %, year-on-year	24.00%		24.00%
Saphnelo | US
Product sales
Product Sales	$ 175		$ 318
Actual %, year-on-year	21.00%		20.00%
Saphnelo | Emerging Markets
Product sales
Product Sales	$ 7		$ 11
Actual %, year-on-year	68.00%		67.00%
CER %, year-on-year	64.00%		63.00%
Saphnelo | Europe
Product sales
Product Sales	$ 19		$ 36
Actual %, year-on-year	58.00%		71.00%
CER %, year-on-year	51.00%		57.00%
Saphnelo | Established RoW
Product sales
Product Sales	$ 8		$ 15
Actual %, year-on-year	31.00%		40.00%
CER %, year-on-year	38.00%		44.00%
Pulmicort
Product sales
Product Sales	$ 120		$ 269
Actual %, year-on-year	13.00%		2.00%
CER %, year-on-year	9.00%		(3.00%)
Pulmicort | US
Product sales
Product Sales	$ 2		$ 3
Actual %, year-on-year	11.00%		(6.00%)
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 97		$ 219
Actual %, year-on-year	20.00%		5.00%
CER %, year-on-year	15.00%
Pulmicort | Europe
Product sales
Product Sales	$ 14		$ 31
Actual %, year-on-year	(5.00%)		(9.00%)
CER %, year-on-year	(9.00%)		(16.00%)
Pulmicort | Established RoW
Product sales
Product Sales	$ 7		$ 16
Actual %, year-on-year	(17.00%)		(16.00%)
CER %, year-on-year	(17.00%)		(17.00%)
Airsupra
Product sales
Product Sales	$ 50		$ 87
Actual %, year-on-year	19.00%		24.00%
CER %, year-on-year	18.00%		23.00%
Airsupra | US
Product sales
Product Sales	$ 45		$ 78
Actual %, year-on-year	9.00%		12.00%
Airsupra | Emerging Markets
Product sales
Product Sales	$ 5		$ 9
Other R&I
Product sales
Product Sales	$ 69		$ 130
Actual %, year-on-year	13.00%		(18.00%)
CER %, year-on-year	9.00%		(21.00%)
Other R&I | US
Product sales
Product Sales	$ 7		$ 15
Actual %, year-on-year	(55.00%)		(73.00%)
Other R&I | Emerging Markets
Product sales
Product Sales	$ 27		$ 55
Actual %, year-on-year	(1.00%)		(22.00%)
CER %, year-on-year	(8.00%)		(26.00%)
Other R&I | Europe
Product sales
Product Sales	$ 33		$ 57
Actual %, year-on-year			97.00%
CER %, year-on-year			88.00%
Other R&I | Established RoW
Product sales
Product Sales	$ 2		$ 3
Actual %, year-on-year	6.00%		(1.00%)
CER %, year-on-year	5.00%		(4.00%)
Beyfortus
Product sales
Product Sales	$ 47		$ 71
Actual %, year-on-year	(52.00%)		(44.00%)
CER %, year-on-year	(52.00%)		(44.00%)
Beyfortus | US
Product sales
Product Sales	$ 38		$ 61
Actual %, year-on-year	(49.00%)		(40.00%)
Beyfortus | Europe
Product sales
Product Sales	$ 8		$ 9
Actual %, year-on-year	(66.00%)		(62.00%)
CER %, year-on-year	(67.00%)		(63.00%)
Beyfortus | Established RoW
Product sales
Product Sales	$ 1		$ 1
Actual %, year-on-year	34.00%		(38.00%)
CER %, year-on-year	58.00%		(29.00%)
FluMist
Product sales
Product Sales	$ 18		$ 26
Actual %, year-on-year	79.00%
CER %, year-on-year	78.00%
FluMist | US
Product sales
Product sales net of reversals	$ (2)		(2)
FluMist | Emerging Markets
Product sales
Product Sales	1		1
FluMist | Established RoW
Product sales
Product Sales	$ 19		27
Actual %, year-on-year	90.00%
CER %, year-on-year	82.00%
Total rare diseases
Product sales
Product Sales	$ 2,490		$ 4,911
Actual %, year-on-year	9.00%		13.00%
CER %, year-on-year	8.00%		11.00%
Total rare diseases | US
Product sales
Product Sales	$ 1,452		$ 2,823
Actual %, year-on-year	8.00%		9.00%
Total rare diseases | Emerging Markets
Product sales
Product Sales	$ 305		$ 652
Actual %, year-on-year	10.00%		35.00%
CER %, year-on-year	6.00%		28.00%
Total rare diseases | Europe
Product sales
Product Sales	$ 442		$ 874
Actual %, year-on-year	7.00%		13.00%
CER %, year-on-year	3.00%		4.00%
Total rare diseases | Established RoW
Product sales
Product Sales	$ 291		$ 562
Actual %, year-on-year	13.00%		13.00%
CER %, year-on-year	20.00%		16.00%
Ultomiris
Product sales
Product Sales	$ 1,314		$ 2,584
Actual %, year-on-year	12.00%		16.00%
CER %, year-on-year	12.00%		14.00%
Ultomiris | US
Product sales
Product Sales	$ 719		$ 1,398
Actual %, year-on-year	8.00%		10.00%
Ultomiris | Emerging Markets
Product sales
Product Sales	$ 87		$ 190
Actual %, year-on-year	42.00%		68.00%
CER %, year-on-year	41.00%		65.00%
Ultomiris | Europe
Product sales
Product Sales	$ 307		$ 605
Actual %, year-on-year	14.00%		22.00%
CER %, year-on-year	9.00%		12.00%
Ultomiris | Established RoW
Product sales
Product Sales	$ 201		$ 391
Actual %, year-on-year	12.00%		13.00%
CER %, year-on-year	19.00%		17.00%
Soliris
Product sales
Product Sales	$ 389		$ 778
Actual %, year-on-year	(27.00%)		(20.00%)
CER %, year-on-year	(28.00%)		(22.00%)
Soliris | US
Product sales
Product Sales	$ 199		$ 414
Actual %, year-on-year	(29.00%)		(27.00%)
Soliris | Emerging Markets
Product sales
Product Sales	$ 135		$ 248
Actual %, year-on-year	(15.00%)		10.00%
CER %, year-on-year	(19.00%)		6.00%
Soliris | Europe
Product sales
Product Sales	$ 28		$ 61
Actual %, year-on-year	(50.00%)		(46.00%)
CER %, year-on-year	(50.00%)		(50.00%)
Soliris | Established RoW
Product sales
Product Sales	$ 27		$ 55
Actual %, year-on-year	(21.00%)		(20.00%)
CER %, year-on-year	(22.00%)		(21.00%)
Strensiq
Product sales
Product Sales	$ 536		$ 1,053
Actual %, year-on-year	36.00%		41.00%
CER %, year-on-year	36.00%		40.00%
Strensiq | US
Product sales
Product Sales	$ 452		$ 859
Actual %, year-on-year	42.00%		47.00%
Strensiq | Emerging Markets
Product sales
Product Sales	$ 16		$ 65
Actual %, year-on-year	2.00%		30.00%
CER %, year-on-year	2.00%		13.00%
Strensiq | Europe
Product sales
Product Sales	$ 37		$ 68
Actual %, year-on-year	20.00%		20.00%
CER %, year-on-year	14.00%		10.00%
Strensiq | Established RoW
Product sales
Product Sales	$ 31		$ 61
Actual %, year-on-year	7.00%		10.00%
CER %, year-on-year	15.00%		14.00%
Koselugo
Product sales
Product Sales	$ 177		$ 347
Actual %, year-on-year	29.00%		26.00%
CER %, year-on-year	27.00%		21.00%
Koselugo | US
Product sales
Product Sales	$ 52		$ 94
Actual %, year-on-year			(11.00%)
Koselugo | Emerging Markets
Product sales
Product Sales	$ 54		$ 115
Actual %, year-on-year	51.00%		52.00%
CER %, year-on-year	45.00%		42.00%
Koselugo | Europe
Product sales
Product Sales	$ 50		$ 99
Actual %, year-on-year	34.00%		39.00%
CER %, year-on-year	27.00%		28.00%
Koselugo | Established RoW
Product sales
Product Sales	$ 21		$ 39
Actual %, year-on-year	78.00%		74.00%
CER %, year-on-year	90.00%		80.00%
Other Rare Disease
Product sales
Product Sales	$ 74		$ 149
Actual %, year-on-year	36.00%		32.00%
CER %, year-on-year	33.00%		25.00%
Other Rare Disease | US
Product sales
Product Sales	$ 30		$ 58
Actual %, year-on-year	8.00%		7.00%
Other Rare Disease | Emerging Markets
Product sales
Product Sales	$ 13		$ 34
Actual %, year-on-year			73.00%
CER %, year-on-year			47.00%
Other Rare Disease | Europe
Product sales
Product Sales	$ 20		$ 41
Actual %, year-on-year	11.00%		20.00%
CER %, year-on-year	5.00%		10.00%
Other Rare Disease | Established RoW
Product sales
Product Sales	$ 11		$ 16
Total Other medicines
Product sales
Product Sales	$ 230		$ 480
Actual %, year-on-year	(4.00%)		(6.00%)
CER %, year-on-year	(6.00%)		(8.00%)
Total Other medicines | US
Product sales
Product Sales	$ 19		$ 42
Actual %, year-on-year	(9.00%)		6.00%
Total Other medicines | Emerging Markets
Product sales
Product Sales	$ 166		$ 359
Actual %, year-on-year	(10.00%)		(9.00%)
CER %, year-on-year	(13.00%)		(11.00%)
Total Other medicines | Europe
Product sales
Product Sales	$ 25		$ 39
Actual %, year-on-year	52.00%		12.00%
CER %, year-on-year	51.00%		8.00%
Total Other medicines | Established RoW
Product sales
Product Sales	$ 20		$ 40
Actual %, year-on-year	12.00%		(3.00%)
CER %, year-on-year	14.00%		(3.00%)